Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues	$ 143,527,769	$ 152,760,888	$ 150,204,527
Total revenues	143,527,769	152,760,888	150,204,527
Expenses
Voyage expenses	11,429,716	20,306,407	20,342,186
Voyage expenses – related party	1,779,488	1,871,071	1,867,100
Vessels' operating expenses	52,206,248	53,909,328	60,443,813
Vessels' operating expenses – related party	911,250	1,035,450	1,065,750
Dry-docking costs	2,641,706	2,954,575	5,285,490
Management fees – related party	4,531,920	5,242,990	5,831,900
General and administrative expenses (including $1,126,112, $1,012,829, and $1,074,549 to related party)	5,331,029	3,404,141	4,337,013
Depreciation	23,707,797	27,814,901	37,125,903
Impairment loss	2,816,873	3,167,034	44,616,214
Net loss/(gain) on sale of vessels	(7,645,781)	408,637	304,210
Total expenses	97,710,246	120,114,534	181,219,579
(Loss)/Income from operations	45,817,523	32,646,354	(31,015,052)
Other (expenses)/income
Interest and finance costs	(9,956,712)	(12,076,300)	(12,678,101)
Gain on derivatives	237,618	1,698,462	240,153
Interest income	3,712,239	1,098,789	26,379
Foreign exchange (loss)/gain	(190,722)	23,373	(23,288)
Other expenses, net	(6,197,577)	(9,255,676)	(12,434,857)
(Loss)/Income before equity in earnings of investees	39,619,946	23,390,678	(43,449,909)
Equity earnings in joint ventures	12,316,883	10,862,687	8,326,701
Net (Loss)/Income	$ 51,936,829	$ 34,253,365	$ (35,123,208)
Earnings/(Loss) per share
Basic	$ 1.38	$ 0.9	$ (0.93)
Diluted	$ 1.37	$ 0.9	$ (0.93)
Weighted average number of shares
Basic	37,166,449	37,961,560	37,858,437
Diluted	37,236,951	37,961,673	37,858,437